MoA Balanced Fund Annual Fund Operating Expenses - MoA Balanced Fund - MoA Balanced Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.56%